Note 2 - Investment Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number of Securities	378
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	50		1
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Period Increase (Decrease)	$ 118,847	$ 113,800	$ 62,400
Available-for-sale Securities Pledged as Collateral	$ 412,820,519	$ 384,194,020
Unrealized Losses 12 Months or Greater [Member]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	1